TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
		Jan. 02, 2017	Jun. 30, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Income Tax Contingency [Line Items]
Liability for unrecognized tax benefits					$ 4,913	$ 3,876
Corporate tax rate					23.00%	23.00%	24.00%
Population of enterprise sales in a specific market					14 million
Tax loss carry-forwards					$ 3,443
Machinery and Manufacturing Equipment [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate					200.00%
Building [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate					400.00%
Minimum [Member]
Income Tax Contingency [Line Items]
Percentage of industrial enterprise sales revenues					25.00%
Minimum [Member] | Subsequent Event [Member]
Income Tax Contingency [Line Items]
Corporate tax rate				21.00%
Maximum [Member]
Income Tax Contingency [Line Items]
Percentage of industrial enterprise sales revenues					75.00%
Maximum [Member] | Subsequent Event [Member]
Income Tax Contingency [Line Items]
Corporate tax rate				35.00%
Attributable to Approved Enterprise Programs [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings					$ 22,387
Tax liability, if distributed					5,149
Attributable to Beneficiary Enterprise Program [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings					17,494
Tax liability, if distributed					$ 4,024
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Corporate tax rate					26.10%
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year					2016
Australian Taxation Office [Member]
Income Tax Contingency [Line Items]
Corporate tax rate					30.00%
Australian Taxation Office [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year					2015
Canada Revenue Agency [Member]
Income Tax Contingency [Line Items]
Corporate tax rate					26.60%
Canada Revenue Agency [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year					2015
Inland Revenue, Singapore (IRAS) [Member]
Income Tax Contingency [Line Items]
Corporate tax rate					17.00%
Inland Revenue, Singapore (IRAS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year					2015
England [Member]
Income Tax Contingency [Line Items]
Corporate tax rate					19.00%
England [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year					2016
Israel Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year	[1]				2015
Development Area A [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		7.50%	20.00%		9.00%
Tax rate for Company's manufacturing plant in Sdot-Yam		16.00%
Foreign residents from the preferred enterprise earnings [Member]
Income Tax Contingency [Line Items]
Corporate tax rate								20.00%

[1]	Caesarstone Ltd 2015-2017 corporate tax filings are currently under examination.